Stockholders' Equity	6 Months Ended
Jun. 30, 2012
Stockholders' Equity

(8) Stockholders’ Equity

In March 2012, the Company’s board of directors approved an amendment to the Company’s certificate of incorporation to increase the number of authorized shares of common stock to 74,000,000 shares, decrease the par value per share of common stock to $0.0005 and reclassify and subdivide each share of issued and outstanding common stock into two shares of common stock. The Company’s certificate of incorporation was further amended by the Company’s board of directors to increase the number of authorized shares of common stock to 300,000,000.

As of June 30, 2012, the Company was authorized to issue 300,000,000 shares of common stock with par value of $0.0005 per share and 10,000,000 shares of preferred stock with par value of $0.001 per share.

Prior to the Company’s initial public offering, the Company’s preferred stock was divided into seven separate series, designated as Series A, Series B, Series C, Series D, Series E, Series F and Series G preferred stock, all of which were convertible to common stock. Series C, Series E, Series F and Series G were redeemable convertible preferred stock and are discussed in note 6. The remaining preferred stock classes were designated prior to the Company’s initial public offering as summarized below.

	December 31,						June 30,
	2009		2010		2011		2012
	Shares	Amounts	Shares	Amounts	Shares	Amounts	Shares	Amounts
	(in thousands, except share amounts)
							(unaudited)
Series A	2,554,747	$766	2,554,747	$767	2,554,747	$767	—	$—
Series B	729,980	309	729,980	309	729,980	309	—	—
Series D	12,895,721	119,652	13,269,846	123,845	15,269,846	163,818	—	—

Total Preferred Stock	16,180,448	$120,727	16,554,573	$124,921	18,554,573	$164,894	—	$—

Series A and Series B preferred stock entitled the holders to receive cumulative annual dividends at the rate of $0.015 per share and $0.02115 per share for Series A and Series B, respectively, until May 1, 2009. On May 1, 2009, the Company declared and paid cumulative dividends for the Series A and Series B preferred stock. The Series A and Series B preferred stockholders received the cumulative dividends in common stock at a price of $4.67 per share, or 104,952 shares. Subsequent to May 1, 2009, no series of preferred stock was entitled to receive any dividends unless otherwise declared by the Company’s board of directors.

In the event of liquidation, Series A and Series B preferred stockholders would have been entitled to receive the greater of $0.30 per share or $0.4231 per share, respectively, plus all accrued but unpaid dividends with respect to each share, or the amount such holders would have received if the Series A or Series B preferred stock, as applicable, was converted to common stock immediately prior to liquidation.

Each share of Series A, Series B and Series D preferred stock was convertible into common stock at any time at the option of the holder. Upon the effectiveness of the two-for-one forward stock split of the Company’s outstanding common stock described in note 1(d), pursuant to the provisions of the Company’s certificate of incorporation then in effect, the conversion price of each series of preferred stock was appropriately decreased so that two shares of common stock were issuable upon conversion of each share of preferred stock of such series. Each share of Series A and Series B preferred stock would have automatically converted to common stock upon the earlier to occur of a qualified public offering, as defined in the Company’s certificate of incorporation then in effect, or such date as holders of at least 75% of the then-outstanding Series A and Series B preferred stock, voting together as a single class and on an as-converted-to-common stock basis, requested such conversion. Each share of Series D preferred stock would have automatically converted to common stock upon the earlier to occur of (a) the Company’s initial public offering with at least $75 million aggregate proceeds to the Company (net of underwriting discounts and commissions) and a per share price of not less than $14.01, (b) such date as holders of at least a majority of the shares of the then-outstanding Series D preferred stock requested such conversion, or (c) the conversion of all of the shares of Series E, Series F and Series G preferred stock to common stock. Each share of Series A, Series B and Series D preferred stock was convertible into two shares of common stock upon a conversion described above. The Company had the option to redeem all (but not less than all) of the then-outstanding shares of Series A and Series B preferred stock. The redemption price would have been sum of the applicable liquidation preference, plus an amount per share based on the appraised value of the Company and the applicable conversion rate.

In May 2009, the Company issued 5,353,316 shares of Series D preferred stock at $9.34 per share for total proceeds of $50.0 million. The Company concurrently repurchased and retired 3,760,328 shares of common stock, 522,230 shares of Series A preferred stock and 178,139 shares of Series B preferred stock for $17.6 million, $4.9 million and $1.7 million, respectively, using the proceeds from the sale of Series D preferred stock. The common stock was repurchased at $4.67 per share, a premium of $4.6695 per share, compared to the carrying value of $0.0005 per share. The Series A and Series B preferred stock were repurchased at $9.34 per share, a premium of $9.04 and $8.92 per share, respectively, compared to the carrying value of $0.30 and $0.42 per share, respectively.

In September 2009, the Company issued 535,332 shares of Series D preferred stock at $9.34 per share for total proceeds of $5.0 million. The Company concurrently repurchased and retired 198,484 shares of common stock for $0.9 million, using the proceeds from the sale of Series D preferred stock. The common stock was repurchased at $4.67 per share, a premium of $4.6695 per share, compared to the carrying value of $0.0005 per share.

In November 2009, the Company issued 5,079,573 shares of Series D preferred stock at $11.21 per share for total proceeds of $56.9 million. The Company concurrently repurchased and retired 4,261,364 shares of common stock, 198,160 shares of Series A preferred stock and 93,682 shares of Series B preferred stock for $23.9 million, $2.2 million and $1.1 million, respectively, using the proceeds from the sale of Series D preferred stock. The common stock was repurchased at $5.605 per share, a premium of $5.6045 per share, compared to the carrying value of $0.0005 per share. The Series A and Series B preferred stock were repurchased at $11.21 per share, a premium of $10.91 and $10.79 per share, respectively, compared to the carrying value of $0.30 and $0.42 per share, respectively.

In November 2011, the Company issued 2,000,000 shares of Series D preferred stock at $20.00 per share for total proceeds of $40.0 million. These shares were sold to existing Series D preferred stockholders and their affiliates and had the same liquidation and other preferences as the other shares of the Company’s Series D preferred stock.

The excess consideration paid to the Series A, Series B and Series C preferred stockholders participating in the redemptions in 2009 was considered an investment return to these preferred stockholders in the determination of net income available to common stockholders and calculation of the Company’s earnings per share.

Upon the closing of the Company’s initial public offering, all then outstanding shares of convertible preferred stock converted into shares of common stock.